CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (15,532)	$ 3,123	$ (5,186)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	412	(164)	950
Comprehensive income (loss)	$ (15,120)	$ 2,959	$ (4,236)